Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
OPERATING ACTIVITIES
Net income	$ 865.4	$ 794.6
Non-cash and non-operating items:
Depreciation expense	310.4	273.6
Income tax expense	300.5	282.1
Foreign exchange (gain) loss on long-term debt	92.4	(14.8)
Interest expense and transaction costs	110.7	101.0
Other	8.0	31.0
Cash flows generated from operations before changes in working capital	1,687.4	1,467.5
Changes in working capital:
Increase in trade and other receivables	(166.3)	(168.9)
Increase in inventories	(513.9)	(647.8)
Decrease (increase) in other assets	43.2	(157.5)
(Decrease) increase in trade payables and accruals	(108.2)	355.9
Decrease in other financial liabilities	(35.7)	(47.1)
Increase (decrease) in provisions	239.5	(4.4)
(Decrease) increase in other liabilities	(147.9)	151.5
Cash flows generated from operations	998.1	949.2
Income taxes paid, net of refunds	(348.6)	(179.2)
Net cash flows generated from operating activities	649.5	770.0
INVESTING ACTIVITIES
Additions to property, plant and equipment	(601.0)	(628.9)
Additions to intangible assets	(58.4)	(68.8)
Business combinations, net of acquired cash	(208.2)	0.0
Other	14.2	10.0
Net cash flows used in investing activities	(853.4)	(687.7)
FINANCING ACTIVITIES
Increase in bank overdraft	29.0	0.0
Issuance of long-term debt	920.9	409.9
Long-term debt amendment fees	(22.0)	(19.8)
Repayment of long-term debt	(251.9)	(779.4)
Repayment of lease liabilities	(35.4)	(35.3)
Interest paid	(100.7)	(53.2)
Issuance of subordinate voting shares	10.8	65.0
Repurchase of subordinate voting shares	(305.5)	(682.7)
Dividends paid	(50.8)	(43.1)
Other	(4.1)	(4.1)
Net cash flows generated from (used in) financing activities	190.3	(1,142.7)
Effect of exchange rate changes on cash and cash equivalents	(49.9)	0.5
Net decrease in cash and cash equivalents	(63.5)	(1,059.9)
Cash and cash equivalents at the beginning of year	265.8	1,325.7
Cash and cash equivalents at the end of year	$ 202.3	$ 265.8